Parent Entity Information - Statement of Financial Position of Parent Entity (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Parent Entity Information [line Items]
Total current assets	$ 90,811,740	$ 68,419,391
Total non current assets	11,357,810	13,611,142
Total assets	102,169,550	82,030,533	$ 46,597,252
Total current liabilities	6,414,490	5,340,058
Total non current liabilities	1,677,694	3,418,864
Total liabilities	8,092,184	8,758,922	13,297,907
EQUITY
Contributed equity	367,407,757	313,422,305
Reserves	29,004,818	34,491,526
TOTAL EQUITY	94,077,366	73,271,611	$ 33,299,345	$ 24,387,716
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Total current assets	55,353,360	51,560,979
Total non current assets	42,570,439	25,908,877
Total assets	97,923,799	77,469,856
Total current liabilities	1,296,679	1,309,609
Total non current liabilities	2,654,636	4,314,029
Total liabilities	3,951,315	5,623,638
EQUITY
Contributed equity	367,407,757	313,422,305
Reserves	28,752,813	34,845,815
Accumulated losses	(302,188,086)	(276,421,902)
TOTAL EQUITY	$ 93,972,484	$ 71,846,218